UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number: 811-02671

Deutsche DWS Municipal Trust

(Exact Name of Registrant as Specified in Charter)

875 Third Avenue

New York, NY 10022-6225

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 454-4500

Diane Kenneally

100 Summer Street

Boston, MA 02110

(Name and Address of Agent for Service)

Date of fiscal year end:	5/31

Date of reporting period:	11/30/2022

ITEM 1.	REPORT TO STOCKHOLDERS

(a)

November 30, 2022
Semiannual Report
to Shareholders
DWS Strategic High Yield Tax-Free Fund

Contents
4	Letter to Shareholders
5	Performance Summary
9	Portfolio Management Team
10	Portfolio Summary
12	Investment Portfolio
32	Statement of Assets and Liabilities
34	Statement of Operations
35	Statements of Changes in Net Assets
36	Financial Highlights
40	Notes to Financial Statements
53	Information About Your Fund’s Expenses
55	Advisory Agreement Board Considerations and Fee Evaluation
59	Account Management Resources
This report must be preceded or accompanied by a prospectus. To obtain a summary prospectus, if available, or prospectus for any of our funds, refer to the Account Management Resources information provided in the back of this booklet. We advise you to consider the Fund’s objectives, risks, charges and expenses carefully before investing. The summary prospectus and prospectus contain this and other important information about the Fund. Please read the prospectus carefully before you invest.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas, Inc. and RREEF America L.L.C. which offer advisory services.
NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE
NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

2	|	DWS Strategic High Yield Tax-Free Fund

Bond investments are subject to interest-rate, credit, liquidity and market risks to varying degrees. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality (“junk bonds”  ) and non-rated securities present greater risk of loss than investments in higher-quality securities. Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest. The market for municipal bonds may be less liquid than for taxable bonds and there may be less information available on the financial condition of issuers of municipal securities than for public corporations. The Fund invests in inverse floaters, which are derivatives that involve leverage and could magnify the Fund’s gains or losses. Although the Fund seeks income that is exempt from federal income taxes, a portion of the Fund’s distributions may be subject to federal, state and local taxes, including the alternative minimum tax. Please read the prospectus for details.
War, terrorism, sanctions, economic uncertainty, trade disputes, public health crises and related geopolitical events have led, and, in the future, may lead to significant disruptions in U.S. and world economies and markets, which may lead to increased market volatility and may have significant adverse effects on the Fund and its investments.

DWS Strategic High Yield Tax-Free Fund	|	3

Letter to Shareholders
Dear Shareholder:
Financial markets experienced several negative impacts which began in late February with the Russia-Ukraine war and continued through the remainder of the year due to volatility in energy, a rise in inflation, pressure on supply chains, and slower corporate earnings growth. Global monetary authorities have moved aggressively to tame inflation which in turn has created a swift decline in equity and fixed income markets. The longer-term effects of these headwinds remain uncertain. De-globalization and a desire for energy independence across Europe and North America may continue to push prices upwards, and we expect inflation will remain higher than average over the next decade.
In periods such as this, real capital preservation becomes more challenging. Our portfolio managers continue to assess risks and form opinions on how these headwinds may impact investment portfolios over multiple time horizons. Yields for bonds can be impacted by economic risks, rising inflation, and slowing monetary support. We expect a moderate rise in government bond yields while short term spread widening may offer potential over the next year. For equities, we expect continued volatility in the short-term, however we do have a favorable view on companies with solid balance sheets and business models over a twelve-month horizon. We believe alternatives such as real estate, infrastructure and commodities may help in preserving capital given pricing power and correlation to inflation. Overall, we believe a diversified and balanced portfolio may help mitigate portfolio volatility during this uncertain economic and market cycle.
In our view, the current environment underscores the value add of active portfolio management. We also believe that the strong partnership between our portfolio managers and our CIO Office — which synthesizes the views of more than 900 DWS economists, analysts and investment professionals around the world — makes an important difference in making strategic and tactical decisions for the DWS Funds. Thank you for your trust. We welcome the opportunity to help you navigate these unusual times. For ongoing updates to our market and economic outlook, please visit the “Insights”  section of dws.com.
Best regards,

Hepsen Uzcan
President, DWS Funds
Assumptions, estimates and opinions contained in this document constitute our judgment as of the date of the document and are subject to change without notice. Any projections are based on a number of assumptions as to market conditions and there can be no guarantee that any projected results will be achieved. Past performance is not a guarantee of future results.

4	|	DWS Strategic High Yield Tax-Free Fund

Performance SummaryNovember 30, 2022 (Unaudited)

Class A	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
Unadjusted for Sales Charge	–5.46%	–15.69%	0.11%	1.30%
Adjusted for the Maximum Sales Charge (max 2.75% load)	–8.06%	–18.01%	–0.45%	1.01%
Bloomberg Municipal Bond Index†	–1.43%	–8.64%	1.40%	1.98%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
Unadjusted for Sales Charge		–18.22%	–0.63%	1.19%
Adjusted for the Maximum Sales Charge (max 2.75% load)		–20.46%	–1.18%	0.91%
Bloomberg Municipal Bond Index†		–11.50%	0.59%	1.79%

Class C	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
Unadjusted for Sales Charge	–5.81%	–16.31%	–0.64%	0.55%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)	–6.74%	–16.31%	–0.64%	0.55%
Bloomberg Municipal Bond Index†	–1.43%	–8.64%	1.40%	1.98%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
Unadjusted for Sales Charge		–18.82%	–1.37%	0.43%
Adjusted for the Maximum Sales Charge (max 1.00% CDSC)		–18.82%	–1.37%	0.43%
Bloomberg Municipal Bond Index†		–11.50%	0.59%	1.79%

Class S	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
No Sales Charges	–5.33%	–15.46%	0.37%	1.55%
Bloomberg Municipal Bond Index†	–1.43%	–8.64%	1.40%	1.98%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
No Sales Charges		–17.99%	–0.39%	1.44%
Bloomberg Municipal Bond Index†		–11.50%	0.59%	1.79%

DWS Strategic High Yield Tax-Free Fund	|	5

Institutional Class	6-Month‡	1-Year	5-Year	10-Year
Average Annual Total Returns as of 11/30/22
No Sales Charges	–5.33%	–15.52%	0.37%	1.55%
Bloomberg Municipal Bond Index†	–1.43%	–8.64%	1.40%	1.98%
Average Annual Total Returns as of 9/30/22 (most recent calendar quarter end)
No Sales Charges		–17.90%	–0.37%	1.45%
Bloomberg Municipal Bond Index†		–11.50%	0.59%	1.79%
Performance in the Average Annual Total Returns table above and the Growth of an Assumed $10,000 Investment line graph that follows is historical and does not guarantee future results. Investment return and principal fluctuate, so your shares may be worth more or less when redeemed. Current performance may differ from performance data shown. Please visit dws.com for the Fund’s most recent month-end performance. Fund performance includes reinvestment of all distributions. Unadjusted returns do not reflect sales charges and would have been lower if they had.
The gross expense ratios of the Fund, as stated in the fee table of the prospectus dated October 1, 2022 are 0.90%, 1.66%, 0.74% and 0.68% for Class A, Class C, Class S and Institutional Class shares, respectively, and may differ from the expense ratios disclosed in the Financial Highlights tables in this report.
Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.
Performance figures do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
A portion of the Fund’s distributions may be subject to federal, state and local taxes and the alternative minimum tax.
Generally accepted accounting principles require adjustments to be made to the net assets of the Fund at period end for financial reporting purposes only, and as such, the total return based on the unadjusted net asset value per share may differ from the total return reported in the financial highlights.

6	|	DWS Strategic High Yield Tax-Free Fund

Growth of an Assumed $10,000 Investment
(Adjusted for Maximum Sales Charge)

Yearly periods ended November 30

The Fund’s growth of an assumed $10,000 investment is adjusted for the maximum sales charge of 2.75%. This results in a net initial investment of $9,725.
The growth of $10,000 is cumulative.
Performance of other share classes will vary based on the sales charges and the fee structure of those classes.
†
Bloomberg Municipal Bond Index covers the USD-denominated long-term tax exempt bond market. The index has four main sectors: state and local general obligation bonds, revenue bonds, insured bonds, and pre-refunded bonds.

‡	Total returns shown for periods less than one year are not annualized.

DWS Strategic High Yield Tax-Free Fund	|	7

	Class A	Class C	Class S	Institutional Class
Net Asset Value
11/30/22	$10.22	$10.23	$10.23	$10.23
5/31/22	$11.02	$11.03	$11.03	$11.03
Distribution Information as of 11/30/22
Income Dividends, Six Months	$.20	$.16	$.21	$.21
November Income Dividend	$.0341	$.0279	$.0362	$.0363
SEC 30-day Yield‡‡	4.07%	3.46%	4.44%	4.44%
Tax Equivalent Yield‡‡	6.88%	5.84%	7.50%	7.50%
Current Annualized Distribution Rate‡‡	4.06%	3.32%	4.31%	4.32%

‡‡
The SEC yield is net investment income per share earned over the month ended
November 30, 2022, shown as an annualized percentage of the maximum offering price per share on the last day of the period. The SEC yield is computed in accordance with a standardized method prescribed by the Securities and Exchange Commission. The SEC
yields would have been 4.00%, 3.39%, 4.34% and 4.38% for Class A, Class C, Class S
and Institutional Class shares, respectively, had certain expenses not been reduced. Tax equivalent yield is based on the Fund’s yield and a marginal income tax rate of 40.8%.
Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value on November 30, 2022. Distribution rate simply measures the level of dividends and is not a complete measure of performance.
The current annualized distribution rates would have been 3.99%, 3.25%, 4.21% and
4.26% for Class A, Class C, Class S and Institutional Class shares, respectively, had certain expenses not been reduced. Yields and distribution rates are historical, not guaranteed and will fluctuate.

8	|	DWS Strategic High Yield Tax-Free Fund

Portfolio Management Team
Matthew J. Caggiano, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2021.
—Joined DWS in 1989.
—Co-Head of Municipal Bond Department.
—BS, Pennsylvania State University; MS, Boston College.
Chad H. Farrington, CFA, Head of Investment Strategy Fixed Income
Portfolio Manager of the Fund. Began managing the Fund in 2018.
—Joined DWS in 2018 with 20 years of industry experience; previously, worked as Portfolio Manager, Head of Municipal Research, and Senior Credit Analyst at Columbia Threadneedle.
—Co-Head of Municipal Bond Department.
—BS, Montana State University.
Michael J. Generazo, Senior Portfolio Manager Fixed Income
Portfolio Manager of the Fund. Began managing the Fund 2018.
—Joined DWS in 1999.
—BS, Bryant College; MBA, Suffolk University.

DWS Strategic High Yield Tax-Free Fund	|	9

Portfolio Summary(Unaudited)
Asset Allocation (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/22	5/31/22
Revenue Bonds	87%	87%
General Obligation Bonds	6%	6%
Lease Obligations	4%	4%
Variable Rate Demand Notes	1%	2%
Other	1%	0%
Escrow to Maturity/Prerefunded Bonds	1%	1%
Variable Rate Demand Preferred Shares	0%	—
	100%	100%

Interest Rate Sensitivity	11/30/22	5/31/22
Effective Maturity	15.5 years	12.1 years
Modified Duration	8.7 years	8.0 years
Effective maturity is the weighted average of the maturity date of bonds held by the Fund taking into consideration any available maturity shortening features.
Modified duration is an approximate measure of a fund’s sensitivity to movements in interest rates based on the current interest rate environment.
Quality (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/22	5/31/22
AAA	2%	1%
AA	12%	11%
A	16%	19%
BBB	22%	23%
BB	9%	10%
B	0%	0%
D	—	2%
Not Rated	39%	34%
	100%	100%
The quality ratings represent the higher of Moody’s Investors Service, Inc. (“Moody’s” ), Fitch Ratings, Inc. (“Fitch” ) or S&P Global Ratings (“S&P” ) credit ratings. The ratings of Moody’s, Fitch and S&P represent their opinions as to the quality of the securities they rate. Credit quality measures a bond issuer’s ability to repay interest and principal in a timely manner. Ratings are relative and subjective and are not absolute standards of quality. Credit quality does not remove market risk and is subject to change.
Top Five State Allocations (As a % of Investment Portfolio excluding Open-End Investment Companies)	11/30/22	5/31/22
Florida	11%	10%
Texas	9%	9%
Illinois	8%	8%
New York	6%	6%
Wisconsin	6%	5%

10	|	DWS Strategic High Yield Tax-Free Fund

Portfolio holdings and characteristics are subject to change.
For more complete details about the Fund’s investment portfolio, see page 12. A quarterly Fact Sheet is available on dws.com or upon request. Please see the Account Management Resources section on page 59 for contact information.

DWS Strategic High Yield Tax-Free Fund	|	11

Investment Portfolioas of November 30, 2022 (Unaudited)

	Principal Amount ($)	Value ($)
Municipal Investments 93.3%
Alabama 0.9%
Jefferson County, AL, Sewer Revenue, Series C, Step-up Coupon, 0% to 10/1/2023, 6.9% to 10/1/2050, INS: AGMC	5,000,000	5,099,004
Arizona 3.7%
Arizona, State Health Facilities Authority Revenue, Banner Health, Series B, MUNIPSA + 0.25%, 2.15% (a), 1/1/2046	210,000	202,790
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	2,760,000	2,486,573
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	922,881
Series D, 144A, 5.0%, 7/1/2051	1,035,000	942,827
Series G, 144A, 5.0%, 7/1/2051	550,000	501,019
Series A, 144A, 5.25%, 7/1/2047	1,000,000	956,975
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	1,023,694
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	6,500,000	5,823,941
Phoenix, AZ, Industrial Development Authority, Student Housing Revenue, Downtown Phoenix Student Housing LLC:
Series A, 5.0%, 7/1/2037	2,000,000	2,017,352
Series A, 5.0%, 7/1/2042	2,000,000	1,977,768
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2051	1,830,000	1,321,119
Series 2022, 144A, 4.0%, 6/15/2057	230,000	159,023
144A, 5.0%, 6/15/2049	1,030,000	913,984
144A, 5.0%, 6/15/2052	710,000	623,808
		19,873,754
California 4.3%
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series B-2, Zero Coupon, 6/1/2066	4,530,000	487,711
Series B-1, 3.85%, 6/1/2050	3,000,000	2,709,742
The accompanying notes are an integral part of the financial statements.

12	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	1,145,000	1,148,423
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	5,750,000	7,115,129
California, Nuveen AMT-Free Municipal Credit Income Fund, 2.35% (b), 12/1/2022	1,800,000	1,800,000
California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,119,595
4.0%, 9/1/2046	3,825,000	3,340,900
California, State Public Finance Authority Revenue, ENSO Village Project:
Series A, 144A, 5.0%, 11/15/2046	270,000	229,244
Series A, 144A, 5.0%, 11/15/2051	135,000	112,384
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023, GTY: Merrill Lynch & Co.	620,000	629,871
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,450,000	1,330,771
Riverside County, CA, General Obligation, Series 2021 B-2, 3.0%, 6/1/2048	3,105,000	2,311,895
		23,335,665
Colorado 5.0%
Colorado, Aurora Highlands Community Authority Board, Special Tax Revenue, Series A, 5.75%, 12/1/2051	5,000,000	4,451,118
Colorado, Brighton Crossing Metropolitan District No. 6 Ltd., Series A, 5.0%, 12/1/2050	1,000,000	840,431
Colorado, Broadway Park North Metropolitan District No. 2:
144A, 5.0%, 12/1/2040	1,100,000	1,034,038
144A, 5.0%, 12/1/2049	1,275,000	1,155,339
Colorado, Broadway Station Metropolitan District No. 3, Step-up Coupon, 0% to 12/1/2027, 7.5% to 12/1/2049	2,000,000	1,232,383
Colorado, General Obligation, Series A, 144A, 5.0%, 12/1/2051	1,150,000	983,077
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	2,167,000	1,859,954
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	6,365,000	6,810,742
Colorado, Trails At Crowfoot Metropolitan District No. 3, Series A, 5.0%, 12/1/2049	1,000,000	887,805
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	507,136
5.0%, 12/1/2034	1,000,000	1,009,569
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	13

	Principal Amount ($)	Value ($)
5.0%, 12/1/2040	2,060,000	2,047,857
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	1,170,000	1,173,242
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,745,000	1,756,234
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	560,000	420,792
Series 2021, 4.0%, 12/1/2051	1,590,000	1,073,536
		27,243,253
Connecticut 0.1%
Connecticut, Steel Point Infrastructure Improvement District Special Obligation Revenue, Steelpointe Harbor Project:
144A, 4.0%, 4/1/2041	190,000	162,047
144A, 4.0%, 4/1/2051	505,000	402,361
		564,408
District of Columbia 1.1%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	3,370,000	3,040,066
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2055	3,065,000	2,925,256
		5,965,322
Florida 10.1%
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	750,000	555,302
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (c)	2,310,000	1,478,400
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	231,465
Series A-1, 5.0%, 10/1/2033	230,000	231,020
Series A-1, 5.0%, 10/1/2034	230,000	230,121
Series A-1, 5.0%, 10/1/2035	115,000	114,561
Florida, Capital Projects Finance Authority, Student Housing Revenue, Capital Projects Loan Program, Series A-2, 4.0%, 10/1/2024	2,245,000	2,137,806
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,675,031
The accompanying notes are an integral part of the financial statements.

14	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Florida, Capital Trust Agency, Educational Growth Fund LLC, Charter School Portfolio Project, Series A-1, 144A, 5.0%, 7/1/2056	1,190,000	1,059,466
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects, Series A, 5.0%, 6/15/2050	2,065,000	2,054,342
Florida, Development Finance Corp., Brightline Florida Passenger Rail Expansion Project, Series A, 144A, AMT, 7.25% (a), 7/1/2057	1,000,000	993,813
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	75,000	75,171
Series B, 5.0%, 7/1/2042	80,000	78,342
Series A-1, 5.0%, 7/1/2051	70,000	68,748
Series B, 5.0%, 7/1/2051	115,000	109,628
Series A-1, 5.0%, 2/1/2057	100,000	96,418
Series B, 5.0%, 7/1/2057	120,000	112,062
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	4,250,000	3,789,819
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project, Series A, 144A, AMT, 6.5% (a), 1/1/2049	1,905,000	1,715,096
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,000,000	1,877,744
Florida, State Development Finance Corp., Learning Gate Community School Project:
Series A, 5.0%, 2/15/2038	500,000	504,513
Series A, 5.0%, 2/15/2048	1,150,000	1,154,303
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project:
Series A, 144A, 5.0%, 11/15/2056	1,000,000	734,849
Series A, 144A, 5.25%, 11/15/2056	9,000,000	6,901,792
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
Series A, 4.0%, 10/1/2044	1,395,000	1,200,870
4.0%, 10/1/2049	1,905,000	1,588,126
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,750,000	1,555,584
Florida, State Mid-Bay Bridge Authority, Series A, 5.0%, 10/1/2035	1,030,000	1,040,078
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	15

	Principal Amount ($)	Value ($)
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	2,310,000	2,035,343
144A, 4.375%, 5/1/2050	1,935,000	1,665,371
Florida, Village Community Development District No. 13, Special Assessment Revenue, Series 2021, 3.25%, 5/1/2052	1,705,000	1,052,542
Florida, Village Community Development District No. 14, 5.5%, 5/1/2053	2,665,000	2,687,443
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 4.0%, 10/1/2052	2,000,000	1,801,563
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,765,613
Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project:
Series A, 144A, 5.0%, 1/15/2049	825,000	736,713
Series A, 144A, 5.0%, 1/15/2054	850,000	746,970
Miami-Dade County, FL, Seaport Revenue, Series B-1, AMT, 4.0%, 10/1/2046	2,570,000	2,351,719
Osceola County, FL, Transportation Revenue:
Series A-2, Zero Coupon, 10/1/2049	3,400,000	723,406
Series A-2, Zero Coupon, 10/1/2051	4,775,000	900,692
Series A-2, Zero Coupon, 10/1/2054	4,570,000	722,352
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	376,197
Series A, 5.5%, 11/15/2049	3,635,000	2,996,748
		54,927,142
Georgia 1.5%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, Prerefunded, 6.375%, 5/15/2043	4,000,000	4,068,303
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	1,420,000	1,155,813
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	3,365,000	2,800,962
		8,025,078
Illinois 7.5%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2035	2,500,000	2,249,501
Series A, 5.0%, 12/1/2033	740,000	740,758
The accompanying notes are an integral part of the financial statements.

16	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Series H, 5.0%, 12/1/2046	1,690,000	1,595,328
Series E, 6.038%, 12/1/2029	1,500,000	1,420,801
Chicago, IL, General Obligation:
Series B, 4.0%, 1/1/2036	950,000	858,124
Series A, 5.5%, 1/1/2049	2,425,000	2,459,873
Series A, 6.0%, 1/1/2038	2,180,000	2,266,783
Chicago, IL, O’Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	1,185,000	1,186,893
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2049	5,000,000	4,478,993
Series A, 4.0%, 12/1/2050	1,400,000	1,244,605
Illinois, Housing Development Authority Revenue:
Series B, 3.0%, 4/1/2051	3,710,000	3,577,414
Series 2022-E, 5.25%, 10/1/2052	4,000,000	4,196,709
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project, Series A, Zero Coupon, 12/15/2052, INS: AGMC	7,000,000	1,567,121
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045* (c)	7,935,000	3,888,150
Illinois, State General Obligation:
5.0%, 11/1/2034	1,500,000	1,533,486
5.0%, 1/1/2035	300,000	305,234
Series A, 5.0%, 12/1/2042	3,610,000	3,639,091
Series A, 5.0%, 3/1/2046	535,000	536,947
5.5%, 5/1/2039	1,535,000	1,620,315
5.75%, 5/1/2045	1,470,000	1,549,991
		40,916,117
Indiana 1.6%
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project:
Series A, 144A, 5.875%, 7/1/2038	1,340,000	1,339,245
Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,641,046
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	3,000,000	3,031,129
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	720,000	747,703
		8,759,123
Iowa 1.8%
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project, 4.0%, 10/1/2045	5,210,000	4,648,970
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	17

	Principal Amount ($)	Value ($)
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	455,000	427,997
Iowa, Tobacco Settlement Authority Revenue:
Series B-2, Zero Coupon, 6/1/2065	27,430,000	3,007,269
Series B-1, 4.0%, 6/1/2049	1,800,000	1,790,092
		9,874,328
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	1,325,000	1,187,630
Kentucky 1.1%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	2,560,000	2,690,189
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	1,275,000	1,280,108
Series A, 5.25%, 6/1/2041	1,915,000	1,950,834
		5,921,131
Louisiana 0.1%
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	710,000	713,715
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, Prerefunded, 5.0%, 5/15/2047	10,000	10,693
		724,408
Maryland 1.0%
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	645,000	636,419
5.0%, 7/1/2056	1,100,000	1,075,442
Maryland, State Health & Higher Educational Facilities Authority Revenue, Greater Baltimore Medical Center, Series A, 3.0%, 7/1/2046	5,040,000	3,709,722
		5,421,583
Massachusetts 0.8%
Massachusetts, Development Finance Agency Revenue, 5.0%, 7/1/2047	1,250,000	1,265,945
Massachusetts, State Development Finance Agency Revenue, Springfield College:
Series B, 4.0%, 6/1/2050	1,585,000	1,352,746
Series A, 4.0%, 6/1/2056	450,000	371,810
The accompanying notes are an integral part of the financial statements.

18	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Massachusetts, State Educational Financing Authority, Series B, AMT, 3.0%, 7/1/2035	300,000	299,986
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 2.0%, 7/1/2037	1,150,000	945,730
		4,236,217
Michigan 1.4%
Kentwood, MI, Economic Development Corp., Holland Home Obligated Group, Series 2022, 4.0%, 11/15/2043	1,830,000	1,483,138
Michigan, Finance Authority Higher Facilities, Ltd. Obligation Revenue, Kettering University Project:
4.0%, 9/1/2045	1,775,000	1,607,174
4.0%, 9/1/2050	1,660,000	1,465,582
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department, Series C, 5.0%, 7/1/2035	910,000	937,183
Michigan, State Finance Authority Revenue, Michigan Finance Authority Tobacco Settlement Revenue, “1” , Series A, 4.0%, 6/1/2049	1,000,000	828,444
Michigan, State Strategic Fund Ltd., Obligation Revenue, Graphic International LLC, Coated Recycled Board Machine Project, AMT, 4.0% (a), 10/1/2061	890,000	860,776
Michigan, State University Revenues, Series 2000-A, 1.9% (b), 12/7/2022, SPA: Northern Trust Company	600,000	600,000
		7,782,297
Minnesota 1.8%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	1,000,000	1,010,141
Series A, 5.0%, 2/15/2053	2,815,000	2,829,447
Minnesota, State Housing Finance Agency, Series I, 5.0%, 7/1/2053	4,000,000	4,153,982
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	2,100,000	1,718,428
		9,711,998
Missouri 1.2%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,064,868
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	1,450,000	1,170,572
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	19

	Principal Amount ($)	Value ($)
Series A, 5.0%, 2/1/2046	665,000	623,352
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	2,275,000	1,695,885
		6,554,677
Nevada 0.9%
Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	1,001,194
5.0%, 7/1/2045	1,000,000	993,319
5.0%, 7/1/2051	1,000,000	976,251
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	18,000,000	2,127,843
		5,098,607
New Hampshire 0.1%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (c)	751,308	165,288
Series A, 144A, 6.25%, 7/1/2042* (c)	909,917	200,182
		365,470
New Jersey 3.5%
Atlantic County, NJ, Improvement Authority Lease Revenue, Atlantic City Campus Phase II Project, Series A, 4.0%, 7/1/2047, INS: AGMC	465,000	431,322
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	415,000	439,857
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,795,000	2,904,966
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	1,625,000	1,232,111
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	2,500,000	2,515,796
New Jersey, State Health Care Facilities Financing Authority, 5.0%, 10/1/2038	4,000,000	4,106,897
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue:
Series B, AMT, 2.5%, 12/1/2040	1,035,000	842,998
Series B, AMT, 3.25%, 12/1/2039	1,500,000	1,351,835
Series B, AMT, 3.5%, 12/1/2039	1,800,000	1,743,112
The accompanying notes are an integral part of the financial statements.

20	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	1,200,000	1,246,218
New Jersey, Transportation Trust Fund Authority, 4.0%, 6/15/2040	2,025,000	1,913,075
		18,728,187
New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, “I” , Series D, 3.25%, 7/1/2044	2,480,000	2,103,703
New York 6.2%
Buffalo & Erie County, NY, Industrial Land Development Corp., D’Youville College Project:
Series A, 4.0%, 11/1/2040	1,200,000	1,125,269
Series A, 4.0%, 11/1/2050	2,500,000	2,234,844
Dutchess County, NY, Local Development Corp., Bard College Project, Series A, 144A, 5.0%, 7/1/2051	380,000	344,660
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann’s Community Project, 5.0%, 1/1/2050	3,750,000	2,973,649
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	455,000	461,984
New York, Metropolitan Transportation Authority Revenue, Series C-1, 5.0%, 11/15/2050	1,320,000	1,295,206
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D-2, 4.0%, 11/15/2048	3,500,000	2,936,036
New York, State Dormitory Authority Revenues, Non-State Supported Debt, Orange Regional Medical Center, 144A, 5.0%, 12/1/2045	1,000,000	966,890
New York, State Dormitory Authority Revenues, Non-State Supported Debt, The New School:
Series A, 4.0%, 7/1/2047	500,000	434,998
Series A, 4.0%, 7/1/2052	590,000	502,116
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 3.0%, 8/1/2031, GTY: American Airlines Group, Inc.	500,000	447,307
AMT, 4.0%, 12/1/2042	1,200,000	1,046,746
AMT, 5.375%, 8/1/2036	900,000	911,485
New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	595,000	602,112
Series B, 5.0%, 6/1/2048	2,800,000	2,598,424
New York City, NY, Housing Development Corp., Multi-Family Housing Revenue:
Series E-1, 2.8%, 11/1/2034	5,000,000	4,270,384
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	21

	Principal Amount ($)	Value ($)
Series E-1, 3.0%, 11/1/2039	3,000,000	2,489,115
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, Series DD, 1.96% (b), 12/1/2022	200,000	200,000
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	35,000,000	1,744,288
New York, NY, General Obligation:
Series 2, 1.96% (b), 12/1/2022	400,000	400,000
Series B-3, 1.96% (b), 12/1/2022	3,575,000	3,575,000
Series 3, 2.1% (b), 12/1/2022	400,000	400,000
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028 (c)	2,125,000	1,653,675
		33,614,188
North Carolina 0.3%
North Carolina, State Housing Finance Agency, Series 42, 4.0%, 1/1/2050	1,530,000	1,531,277
Ohio 2.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “2” , Series B-2, 5.0%, 6/1/2055	3,190,000	2,927,231
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project:
5.0%, 1/1/2051	1,270,000	1,139,628
Series A, 5.0%, 1/1/2052	1,000,000	894,604
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	1,575,000	1,592,975
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
144A, AMT, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	725,000	675,785
144A, AMT, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	3,115,000	2,755,234
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	6,000,000	5,207,022
		15,192,479
Oklahoma 1.0%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	2,935,000	2,618,308
Series A, 5.5%, 8/15/2041	1,360,000	1,295,403
Series A, 5.5%, 8/15/2044	1,445,000	1,362,847
		5,276,558
The accompanying notes are an integral part of the financial statements.

22	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Pennsylvania 2.3%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	436,000	410,393
Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	900,000	843,245
5.25%, 7/1/2041	900,000	840,231
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, Series A, AMT, 2.45%, 6/1/2041	4,240,000	3,506,708
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 132A, 3.5%, 4/1/2051	1,360,000	1,347,770
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2044	660,000	639,330
Series A, 4.0%, 12/1/2046	440,000	419,857
Series B, 4.0%, 12/1/2046	3,500,000	3,339,773
Series A-1, 5.0%, 12/1/2041	20,000	20,462
Philadelphia, PA, Authority For Industrial Development, Charter School Revenue, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2056	1,240,000	872,838
		12,240,607
South Carolina 0.8%
South Carolina, State Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	1,820,000	1,603,244
Series A, 4.0%, 12/1/2052	3,160,000	2,711,145
		4,314,389
South Dakota 0.3%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project:
Series A, 4.0%, 8/1/2051	900,000	715,118
Series A, 4.0%, 8/1/2056	625,000	479,956
Series A, 4.0%, 8/1/2061	810,000	603,299
		1,798,373
Tennessee 1.1%
Metropolitan Nashville, TN, Airport Authority Revenue:
Series B, AMT, 4.0%, 7/1/2049	1,000,000	890,127
Series B, AMT, 4.0%, 7/1/2054	500,000	433,424
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	23

	Principal Amount ($)	Value ($)
Nashville & Davidson County, TN, Metropolitan Development & Housing Agency, Tax Increment Revenue, Fifth Broadway Development District, 144A, 5.125%, 6/1/2036	900,000	908,791
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	4,000,000	3,032,845
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, Step-up Coupon, 0% to 4/1/2026, 4.0% to 4/1/2031	750,000	659,040
		5,924,227
Texas 8.9%
Central Texas, Regional Mobility Authority Revenue, Capital Appreciation:
Zero Coupon, 1/1/2030	5,000,000	3,784,543
Zero Coupon, 1/1/2032	3,500,000	2,425,607
Clifton, TX, Higher Education Finance Corp., Education Revenue, Series D, 6.125%, 8/15/2048	4,485,000	4,563,069
Greater Texas, Cultural Education Facilities Finance Corp. Lease Revenue, Epicenter Multipurpose Facilities Project:
Series A, 4.0%, 3/1/2046	2,505,000	2,285,444
Series A, 4.0%, 3/1/2050	2,165,000	1,936,521
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	4,000,000	4,095,037
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	6,000,000	5,112,500
San Antonio, TX, Education Facilities Corp. Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	350,000	302,634
Series A, 5.0%, 10/1/2051	520,000	422,960
Temple, TX, Tax Increment, Reinvestment Zone No. 1:
Series A, 4.0%, 8/1/2039, INS: BAM	170,000	168,751
Series A, 4.0%, 8/1/2041, INS: BAM	235,000	226,942
Series A, 5.0%, 8/1/2038	2,830,000	2,874,187
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	3,182,944
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	1,820,000	1,552,919
Series A, 5.25%, 10/1/2055	3,200,000	2,551,436
The accompanying notes are an integral part of the financial statements.

24	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053* (c)	6,605,000	5,944,500
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien Revenue, Infrastructure Group LLC, I-635 Managed Lanes Project:
Series A, 4.0%, 6/30/2038	380,000	351,223
Series A, 4.0%, 12/31/2038	380,000	350,597
Series A, 4.0%, 6/30/2039	290,000	265,777
Series A, 4.0%, 12/31/2039	335,000	306,462
Series A, 4.0%, 6/30/2040	275,000	249,061
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	3,020,000	3,156,065
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	2,220,000	2,267,129
		48,376,308
Utah 1.7%
Utah, Infrastructure Agency Telecommunication Revenue:
4.0%, 10/15/2041	600,000	509,396
Series 2019, 4.0%, 10/15/2042	2,350,000	1,982,654
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	1,130,000	975,885
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	6,490,000	5,994,985
		9,462,920
Virginia 3.2%
Prince William County, VA, Industrial Development Authority, Residential Care Facilities, Westminster at Lake Ridge:
5.0%, 1/1/2037	1,000,000	891,781
5.0%, 1/1/2046	1,530,000	1,268,618
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050*	1,740,000	1,144,799
Series A, 5.375%, 9/1/2054*	1,500,000	1,027,147
Virginia, Marquis Community Development Authority Revenue:
Series C, Zero Coupon, 9/1/2041	7,906,000	371,629
Series B, 2.823%, 9/1/2041 (c) (d)	5,332,000	2,355,229
144A, 3.75%, 9/1/2045 (c) (d)	1,640,000	730,541
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	25

	Principal Amount ($)	Value ($)
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	1,400,000	1,305,784
144A, 5.0%, 9/1/2045	4,100,000	3,698,677
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2048	1,205,000	1,007,174
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	1,500,000	1,386,791
Virginia, Small Business Financing Authority, I-495 Hot Lanes Project:
AMT, 5.0%, 12/31/2052	1,500,000	1,541,143
AMT, 5.0%, 12/31/2057	500,000	511,693
		17,241,006
Washington 2.8%
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2043	4,710,000	3,337,617
Series B, 3.0%, 7/1/2048	4,120,000	2,691,026
Series B, 3.0%, 7/1/2058	2,080,000	1,241,862
Washington, State Higher Educational Facilities Authority, Seattle University Project, 4.0%, 5/1/2050	1,020,000	910,592
Washington, State Housing Finance Commission, Non-Profit Housing Revenue, Rockwood Retirement Communities Project, Series A, 144A, 7.375%, 1/1/2044	4,000,000	4,013,439
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	775,000	639,585
Series A, 144A, 5.0%, 7/1/2048	1,735,000	1,306,233
Series A, 144A, 5.0%, 7/1/2053	1,125,000	825,030
		14,965,384
Wisconsin 5.9%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,150,000	4,097,314
Series B, 5.0%, 7/1/2048	1,910,000	1,436,162
Series B, 5.0%, 7/1/2053	2,125,000	1,546,157
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	6,000,000	4,773,991
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	1,958,824
5.0%, 7/1/2052	910,000	879,230
The accompanying notes are an integral part of the financial statements.

26	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, 144A, 5.0%, 6/15/2049	520,000	466,581
Wisconsin, Public Finance Authority, Green Bond, Fargo Moorhead, AMT, 4.0%, 3/31/2056	3,205,000	2,444,007
Wisconsin, Public Finance Authority, Hospital Revenue, Carson Valley Medical Center, Series A, 4.0%, 12/1/2051	1,290,000	1,019,149
Wisconsin, Public Finance Authority, Pollution Control Revenue, Duke Energy Progress Project, Series A, 3.7% (a), 10/1/2046	2,700,000	2,703,601
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	255,000	201,548
144A, 4.0%, 4/1/2052	455,000	329,593
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	552,935
144A, 5.75%, 5/1/2054	3,570,000	2,997,825
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	7,000,000	6,622,293
		32,029,210
Guam 0.7%
Guam, Antonio B. Won Pat International Airport Authority:
Series C, AMT, 6.25%, 10/1/2034	300,000	307,696
Series C, AMT, Prerefunded, 6.25%, 10/1/2034	200,000	205,131
Guam, Government Waterworks Authority, Water & Wastewater System Revenue:
5.0%, 1/1/2046	1,050,000	1,055,148
Series A, 5.0%, 1/1/2050	655,000	658,062
Guam, International Airport Authority Revenue:
Series C, AMT, 6.375%, 10/1/2043	775,000	795,669
Series C, AMT, Prerefunded, 6.375%, 10/1/2043	835,000	857,270
		3,878,976
Puerto Rico 4.7%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 4.0%, 7/1/2042	5,000,000	4,238,722
Puerto Rico, General Obligation:
Series A, Zero Coupon, 7/1/2024	85,592	78,654
Series A, Zero Coupon, 7/1/2033	329,431	180,832
Series A1, 4.0%, 7/1/2033	255,987	223,052
Series A1, 4.0%, 7/1/2035	230,098	196,230
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	27

	Principal Amount ($)	Value ($)
Series A1, 4.0%, 7/1/2037	1,507,160	1,259,644
Series A1, 4.0%, 7/1/2041	1,098,773	883,113
Series A1, 5.25%, 7/1/2023	142,945	143,571
Series A1, 5.375%, 7/1/2025	285,097	289,213
Series A1, 5.625%, 7/1/2027	282,516	289,362
Series A1, 5.625%, 7/1/2029	277,932	284,897
Series A1, 5.75%, 7/1/2031	269,953	277,292
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	12,255,000	3,088,568
Series A-1, 4.75%, 7/1/2053	6,800,000	6,213,190
Series A-1, 5.0%, 7/1/2058	5,000,000	4,744,053
Puerto Rico, The Childrens Trust Fund, Tobacco Settlement Revenue, Series A, Zero Coupon, 5/15/2057	50,000,000	3,315,360
		25,705,753
Other 0.5%
Freddie Mac Multi-Family ML Certificates, “A-CA” , Series 2021-ML10, 2.046%, 6/25/2038	3,384,242	2,549,262
Total Municipal Investments (Cost $565,890,878)		506,520,019
Underlying Municipal Bonds of Inverse Floaters (e) 2.9%
Washington
Washington, State General Obligation, Series A-1, 5.0%, 8/1/2037 (f) (Cost $15,934,588)	15,000,000	15,697,217
Trust: State General Obligation, Series XM0127, 144A, 12.32%, 8/1/2023, Leverage Factor at purchase date: 4 to 1
Corporate Bonds 0.4%
Consumer Discretionary
Grand Canyon University, 5.125%, 10/1/2028 (Cost $2,165,000)	2,165,000	2,008,687
Government & Agency Obligations 0.3%
U.S. Treasury Obligations
U.S. Treasury Bills:
1.933% (g), 4/20/2023 (h)	500,000	491,524
The accompanying notes are an integral part of the financial statements.

28	|	DWS Strategic High Yield Tax-Free Fund

	Principal Amount ($)	Value ($)
2.564% (g), 4/20/2023 (h)	500,000	491,524
3.538% (g), 4/20/2023 (h)	500,000	491,524
Total Government & Agency Obligations (Cost $1,484,377)		1,474,572

	Shares	Value ($)
Closed-End Investment Companies 0.4%
Nuveen Quality Municipal Income Fund (Cost $2,515,604)	172,000	2,039,920
Open-End Investment Companies 2.9%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 1.8% (i) (Cost $15,973,919)	15,972,067	15,973,664

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $603,964,366)	100.2	543,714,079
Floating Rate Notes (e)	(2.1)	(11,250,000)
Other Assets and Liabilities, Net	1.9	10,153,147
Net Assets	100.0	542,617,226

*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of
November 30, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of
November 30, 2022. Date shown reflects the earlier of demand date or stated
maturity date.

(c)	Defaulted security or security for which income has been deemed uncollectible.
(d)	Security currently paying partial interest. The rate shown represents 50% of the original coupon rate.
(e)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(f)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(g)	Annualized yield at time of purchase; not a coupon rate.
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	29

(h)	At November 30, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
MUNIPSA: SIFMA Municipal Swap Index Yield
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SIFMA: Securities Industry and Financial Markets Association
SPA: Standby Bond Purchase Agreement
At November 30, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
U.S. Treasury Note	USD	3/22/2023	150	19,153,374	19,050,000	103,374
U.S. Treasury Note	USD	3/22/2023	350	39,702,226	39,725,000	(22,774)
Total net unrealized appreciation						80,600
Currency Abbreviation(s)

USD	United States Dollar
For information on the Fund’s policy and additional disclosures regarding futures contracts, please refer to the Derivatives section of Note B in the accompanying Notes to Financial Statements.
The accompanying notes are an integral part of the financial statements.

30	|	DWS Strategic High Yield Tax-Free Fund

Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of November 30, 2022 in valuing the Fund’s investments. For information on the Fund’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$ —	$522,217,236	$—	$522,217,236
Corporate Bonds	—	2,008,687	—	2,008,687
Government & Agency Obligations	—	1,474,572	—	1,474,572
Closed-End Investment Companies	2,039,920	—	—	2,039,920
Open-End Investment Companies	15,973,664	—	—	15,973,664
Derivatives (b)
Futures Contracts	103,374	—	—	103,374
Total	$18,116,958	$525,700,495	$—	$543,817,453

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$ (22,774)	$ —	$—	$ (22,774)
Total	$(22,774)	$—	$—	$(22,774)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	31

Statement of Assets and Liabilities
as of November 30, 2022 (Unaudited)

Assets
Investment in securities, at value (cost $603,964,366)	$ 543,714,079
Receivable for investments sold	2,854,406
Receivable for Fund shares sold	1,497,459
Dividends receivable	7,998
Interest receivable	8,002,083
Other assets	57,860
Total assets	556,133,885
Liabilities
Payable for Fund shares redeemed	999,141
Payable for variation margin on futures contracts	232,031
Payable for floating rate notes issued	11,250,000
Distributions payable	362,938
Accrued management fee	151,198
Accrued Trustees' fees	17,754
Other accrued expenses and payables	503,597
Total liabilities	13,516,659
Net assets, at value	$542,617,226
Net Assets Consist of
Distributable earnings (loss)	(165,190,546)
Paid-in capital	707,807,772
Net assets, at value	$542,617,226
The accompanying notes are an integral part of the financial statements.

32	|	DWS Strategic High Yield Tax-Free Fund

Statement of Assets and Liabilities as of November 30, 2022 (Unaudited) (continued)

Net Asset Value
Class A
Net Asset Value and redemption price per share ($152,084,333 ÷ 14,884,307 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$ 10.22
Maximum offering price per share (100 ÷ 97.25 of $10.22)	$ 10.51
Class C
Net Asset Value, offering and redemption price
(subject to contingent deferred sales charge) per share
($7,560,811 ÷ 739,255 outstanding shares of beneficial interest,
$.01 par value, unlimited shares authorized)
$ 10.23
Class S
Net Asset Value, offering and redemption price per share ($276,404,280 ÷ 27,027,857 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$ 10.23
Institutional Class
Net Asset Value, offering and redemption price per share ($106,567,802 ÷ 10,416,817 outstanding shares of beneficial interest, $.01 par value, unlimited shares authorized)	$ 10.23
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	33

Statement of Operations
for the six months ended November 30, 2022 (Unaudited)

Investment Income
Income:
Interest	$ 14,819,807
Dividends	54,095
Total income	14,873,902
Expenses:
Management fee	1,329,430
Administration fee	304,160
Services to shareholders	503,047
Distribution and service fees	244,209
Custodian fee	7,101
Professional fees	49,024
Reports to shareholders	26,700
Registration fees	37,876
Trustees' fees and expenses	20,078
Interest expense and fees on floating rate notes issued	160,716
Other	24,273
Total expenses before expense reductions	2,706,614
Expense reductions	(415,793)
Total expenses after expense reductions	2,290,821
Net investment income	12,583,081
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments	(20,840,946)
Futures	2,668,856
(18,172,090)
Change in net unrealized appreciation (depreciation) on:
Investments	(34,145,701)
Futures	(78,914)
(34,224,615)
Net gain (loss)	(52,396,705)
Net increase (decrease) in net assets resulting from operations	$ (39,813,624)
The accompanying notes are an integral part of the financial statements.

34	|	DWS Strategic High Yield Tax-Free Fund

Statements of Changes in Net Assets
	Six Months Ended November 30, 2022	Year Ended May 31,
Increase (Decrease) in Net Assets	(Unaudited)	2022
Operations:
Net investment income	$ 12,583,081	$ 32,854,851
Net realized gain (loss)	(18,172,090)	4,394,507
Change in net unrealized appreciation (depreciation)	(34,224,615)	(126,532,794)
Net increase (decrease) in net assets resulting from operations	(39,813,624)	(89,283,436)
Distributions to shareholders:
Class A	(3,119,137)	(6,638,421)
Class C	(123,685)	(306,224)
Class S	(6,692,968)	(18,128,952)
Institutional Class	(2,491,921)	(7,462,583)
Total distributions	(12,427,711)	(32,536,180)
Fund share transactions:
Proceeds from shares sold	63,489,009	235,451,400
Reinvestment of distributions	10,147,990	27,182,504
Payments for shares redeemed	(227,560,270)	(432,060,829)
Net increase (decrease) in net assets from Fund share transactions	(153,923,271)	(169,426,925)
Increase (decrease) in net assets	(206,164,606)	(291,246,541)
Net assets at beginning of period	748,781,832	1,040,028,373
Net assets at end of period	$542,617,226	$748,781,832

The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	35

Financial Highlights
DWS Strategic High Yield Tax-Free Fund — Class A
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$11.02	$12.59	$11.37	$12.13	$12.08	$12.27
Income (loss) from investment operations:
Net investment income	.20	.39	.42	.45	.46	.44
Net realized and unrealized gain (loss)	(.80)	(1.57)	1.23	(.77)	.08	(.19)
Total from investment operations	(.60)	(1.18)	1.65	(.32)	.54	.25
Less distributions from:
Net investment income	(.20)	(.39)	(.42)	(.44)	(.46)	(.43)
Net realized gains	—	(.00)*	(.01)	(.00)*	(.03)	(.01)
Total distributions	(.20)	(.39)	(.43)	(.44)	(.49)	(.44)
Net asset value, end of period	$10.22	$11.02	$12.59	$11.37	$12.13	$12.08
Total Return (%)[a,b]	(5.46)**	(9.55)	14.56	(2.74)	4.62	2.11
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	152	182	216	181	195	225
Ratio of expenses before expense reductions (including interest expense) (%)[c]	.97***	.90	.90	.95	.98	.95
Ratio of expenses after expense reductions (including interest expense) (%)[c]	.90***	.87	.87	.91	.91	.91
Ratio of expenses after expense reductions (excluding interest expense) (%)	.85***	.84	.84	.85	.86	.87
Ratio of net investment income (%)	3.85***	3.21	3.51	3.72	3.87	3.61
Portfolio turnover rate (%)	33**	69	59	52	47	34

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

36	|	DWS Strategic High Yield Tax-Free Fund

DWS Strategic High Yield Tax-Free Fund — Class C
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$11.03	$12.60	$11.38	$12.13	$12.09	$12.28
Income (loss) from investment operations:
Net investment income	.16	.30	.33	.36	.37	.35
Net realized and unrealized gain (loss)	(.80)	(1.57)	1.22	(.76)	.07	(.19)
Total from investment operations	(.64)	(1.27)	1.55	(.40)	.44	.16
Less distributions from:
Net investment income	(.16)	(.30)	(.32)	(.35)	(.37)	(.34)
Net realized gains	—	(.00)*	(.01)	(.00)*	(.03)	(.01)
Total distributions	(.16)	(.30)	(.33)	(.35)	(.40)	(.35)
Net asset value, end of period	$10.23	$11.03	$12.60	$11.38	$12.13	$12.09
Total Return (%)[a,b]	(5.81)**	(10.22)	13.68	(3.39)	3.75	1.35
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	8	9	14	33	52	88
Ratio of expenses before expense reductions (including interest expense) (%)[c]	1.75***	1.66	1.66	1.71	1.75	1.71
Ratio of expenses after expense reductions (including interest expense) (%)[c]	1.65***	1.62	1.62	1.66	1.66	1.66
Ratio of expenses after expense reductions (excluding interest expense) (%)	1.60***	1.59	1.59	1.60	1.61	1.62
Ratio of net investment income (%)	3.10***	2.46	2.77	2.97	3.10	2.86
Portfolio turnover rate (%)	33**	69	59	52	47	34

[a]	Total return does not reflect the effect of any sales charges.
[b]	Total return would have been lower had certain expenses not been reduced.
[c]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	37

DWS Strategic High Yield Tax-Free Fund — Class S
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$11.03	$12.60	$11.38	$12.14	$12.09	$12.28
Income (loss) from investment operations:
Net investment income	.21	.42	.45	.47	.49	.47
Net realized and unrealized gain (loss)	(.80)	(1.57)	1.23	(.76)	.08	(.18)
Total from investment operations	(.59)	(1.15)	1.68	(.29)	.57	.29
Less distributions from:
Net investment income	(.21)	(.42)	(.45)	(.47)	(.49)	(.47)
Net realized gains	—	(.00)*	(.01)	(.00)*	(.03)	(.01)
Total distributions	(.21)	(.42)	(.46)	(.47)	(.52)	(.48)
Net asset value, end of period	$10.23	$11.03	$12.60	$11.38	$12.14	$12.09
Total Return (%)[a]	(5.33)**	(9.31)	14.83	(2.49)	4.88	2.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	276	405	567	576	661	1,204
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.83***	.74	.73	.80	.84	.81
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.65***	.62	.62	.66	.66	.66
Ratio of expenses after expense reductions (excluding interest expense) (%)	.60***	.59	.59	.60	.61	.62
Ratio of net investment income (%)	4.09***	3.46	3.76	3.97	4.07	3.86
Portfolio turnover rate (%)	33**	69	59	52	47	34

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

38	|	DWS Strategic High Yield Tax-Free Fund

DWS Strategic High Yield Tax-Free Fund — Institutional Class
	Six Months Ended 11/30/22	Years Ended May 31,
	(Unaudited)	2022	2021	2020	2019	2018
Selected Per Share Data
Net asset value, beginning of period	$11.03	$12.60	$11.39	$12.14	$12.10	$12.29
Income (loss) from investment operations:
Net investment income	.21	.43	.45	.49	.49	.47
Net realized and unrealized gain (loss)	(.80)	(1.58)	1.22	(.77)	.07	(.18)
Total from investment operations	(.59)	(1.15)	1.67	(.28)	.56	.29
Less distributions from:
Net investment income	(.21)	(.42)	(.45)	(.47)	(.49)	(.47)
Net realized gains	—	(.00)*	(.01)	(.00)*	(.03)	(.01)
Total distributions	(.21)	(.42)	(.46)	(.47)	(.52)	(.48)
Net asset value, end of period	$10.23	$11.03	$12.60	$11.39	$12.14	$12.10
Total Return (%)[a]	(5.33)**	(9.38)	14.82	(2.41)	4.80	2.37
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	107	153	242	207	181	159
Ratio of expenses before expense reductions (including interest expense) (%)[b]	.75***	.68	.68	.74	.70	.70
Ratio of expenses after expense reductions (including interest expense) (%)[b]	.65***	.62	.62	.66	.66	.66
Ratio of expenses after expense reductions (excluding interest expense) (%)	.60***	.59	.59	.60	.61	.62
Ratio of net investment income (%)	4.09***	3.46	3.76	3.97	4.13	3.86
Portfolio turnover rate (%)	33**	69	59	52	47	34

[a]	Total return would have been lower had certain expenses not been reduced.
[b]
Interest expense represents interest and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities. Interest income from such transactions is included in income from investment operations.

*	Amount is less than $.005.
**	Not annualized
***	Annualized
The accompanying notes are an integral part of the financial statements.

DWS Strategic High Yield Tax-Free Fund	|	39

Notes to Financial Statements (Unaudited)
A.
Organization and Significant Accounting Policies
DWS Strategic High Yield Tax-Free Fund (the “Fund” ) is a diversified series of Deutsche DWS Municipal Trust (the “Trust” ), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act” ), as an open-end management investment company organized as a Massachusetts business trust.
The Fund offers multiple classes of shares which provide investors with different purchase options. Class A shares are subject to an initial sales charge. Class C shares are not subject to an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares automatically convert to Class A shares in the same fund after 8 years, provided that the Fund or the financial intermediary through which the shareholder purchased the Class C shares has records verifying that the Class C shares have been held for at least 8 years. Class S shares are not subject to initial or contingent deferred sales charges and are available through certain intermediary relationships with financial services firms, or can be purchased by establishing an account directly with the Fund’s transfer agent. Institutional Class shares are not subject to initial or contingent deferred sales charges and are generally available only to qualified institutions.
Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of all classes of shares, except that each class bears certain expenses unique to that class such as distribution and service fees, services to shareholders and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.
The Fund’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP” ) which require the use of management estimates. Actual results could differ from those estimates. The Fund qualifies as an investment company under Topic 946 of Accounting Standards Codification of U.S. GAAP. The policies described below are followed consistently by the Fund in the preparation of its financial statements.
Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

40	|	DWS Strategic High Yield Tax-Free Fund

The Fund’s Board has designated DWS Investment Management Americas, Inc. (the “Advisor” ) as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Advisor’s Pricing Committee (the “Pricing Committee” ) typically values securities using readily available market quotations or prices supplied by independent pricing services (which are considered fair values under Rule 2a-5). The Advisor has adopted fair valuation procedures that provide methodologies for fair valuing securities.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
Municipal debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee, whose valuations are intended to reflect the mean between the bid and asked prices. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. If the pricing services are unable to provide valuations, the securities are valued at the mean of the most recent bid and asked quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Other debt securities are valued at prices supplied by independent pricing services approved by the Pricing Committee. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, prepayment speeds and other data, as well as broker quotes. If the pricing services are unable to provide valuations, debt securities are valued at the average of the most recent reliable bid quotations or evaluated prices, as applicable, obtained from broker-dealers. These securities are generally categorized as Level 2.
Closed-end investment companies are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade. Closed-end investment companies for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation. Closed-end investment companies are generally categorized as Level 1.

DWS Strategic High Yield Tax-Free Fund	|	41

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.
Futures contracts are generally valued at the settlement prices established each day on the exchange on which they are traded and are categorized as Level 1.
Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Pricing Committee and are generally categorized as Level 3. In accordance with the Fund’s valuation procedures, factors considered in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company’s or issuer’s financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.
Disclosure about the classification of fair value measurements is included in a table following the Fund’s Investment Portfolio.
Inverse Floaters. The Fund invests in inverse floaters. Inverse floaters are debt instruments with a weekly floating rate of interest that bears an inverse relationship to changes in the short-term interest rate market. Inverse floaters are created by depositing a fixed-rate long-term municipal bond into a special purpose Tender Option Bond trust (the “TOB Trust” ). In turn the TOB Trust issues a short-term floating rate note and an inverse floater. The short-term floating rate note is issued in a face amount equal to some fraction of the underlying bond’s par amount and is sold to a third party, usually a tax-exempt money market fund. The Fund receives the proceeds from the sale of the short-term floating rate note and uses the cash proceeds to make additional investments. The short-term floating rate note represents leverage to the Fund. The Fund, as the holder of the inverse floater, has full exposure to any increase or decrease in the value of the underlying bond. The income stream from the underlying bond in the TOB Trust is divided between the floating rate note and the inverse floater. The inverse floater earns all of the interest from the underlying long-term fixed-rate bond less the amount of interest paid on the floating

42	|	DWS Strategic High Yield Tax-Free Fund

rate note and the expenses of the TOB Trust. The floating rate notes issued by the TOB Trust are valued at cost, which approximates fair value.
By holding the inverse floater, the Fund has the right to collapse the TOB Trust by causing the holders of the floating rate instrument to tender their notes at par and have the broker transfer the underlying bond to the Fund. The floating rate note holder can also elect to tender the note for redemption at par at each reset date. The Fund accounts for these transactions as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability under the caption “Payable for floating rate notes issued”  in the Statement of Assets and Liabilities. Income earned on the underlying bond is included in interest income, and interest paid on the floaters and the expenses of the TOB Trust are included in “Interest expense and fees on floating rate notes issued”  in the Statement of Operations. The weighted average outstanding daily balance of the floating rate notes issued during the six months ended November 30, 2022 was approximately $14,931,000, with a weighted average interest rate of 2.15%.
The Fund may enter into shortfall and forbearance agreements by which the Fund agrees to reimburse the TOB Trust, in certain circumstances, for the difference between the liquidation value of the underlying bond held by the TOB Trust and the liquidation value of the floating rate notes plus any shortfalls in interest cash flows. This could potentially expose the Fund to losses in excess of the value of the Fund’s inverse floater investments. In addition, the value of inverse floaters may decrease significantly when interest rates increase. The market for inverse floaters may be more volatile and less liquid than other municipal bonds of comparable maturity. The TOB Trust could be terminated outside of the Fund’s control, resulting in a reduction of leverage and disposal of portfolio investments at inopportune times and prices. Investments in inverse floaters generally involve greater risk than in an investment in fixed-rate bonds.
When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations.
Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due

DWS Strategic High Yield Tax-Free Fund	|	43

to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.
Federal Income Taxes. The Fund’s policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable and tax-exempt income to its shareholders.
At May 31, 2022, the Fund had net tax basis capital loss carryforwards of approximately $100,047,000 of short-term losses, which may be applied against realized net taxable capital gains indefinitely.
At November 30, 2022, the aggregate cost of investments for federal income tax purposes was $590,517,995. The net unrealized depreciation for all investments based on tax cost was $58,053,916. This consisted of aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost of $10,831,434 and aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value of $68,885,350.
The Fund has reviewed the tax positions for the open tax years as of May 31, 2022 and has determined that no provision for income tax and/or uncertain tax positions is required in the Fund’s financial statements. The Fund’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.
Distribution of Income and Gains. Net investment income of the Fund is declared as a daily dividend and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.
The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to investments in inverse floaters transactions, certain securities sold at a loss, futures contracts, premium amortization on debt securities, restructuring of debt securities, accretion of market discount on debt securities and interest accrual on defaulted securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.
The tax character of current year distributions will be determined at the end of the current fiscal year.

44	|	DWS Strategic High Yield Tax-Free Fund

Expenses. Expenses of the Trust arising in connection with a specific fund are allocated to that fund. Other Trust expenses which cannot be directly attributed to a fund are apportioned among the funds in the Trust based upon the relative net assets or other appropriate measures.
Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.
Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.
B.
Derivative Instruments
A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). For the six months ended November 30, 2022, the Fund used futures contracts as a means to manage the duration of the investment portfolio.
Upon entering into a futures contract, the Fund is required to deposit with a financial intermediary cash or securities (“initial margin” ) in an amount equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments (“variation margin” ) are made or received by the Fund dependent upon the daily fluctuations in the value and are recorded for financial reporting purposes as unrealized gains or losses by the Fund. Gains or losses are realized when the contract expires or is closed. Since all futures contracts are exchange-traded, counterparty risk is minimized as the exchange’s clearinghouse acts as the counterparty, and guarantees the futures against default.
Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and the risk that the futures contract is not well correlated with the security, index or currency to which it relates. Risk of loss may exceed amounts recognized in the Statement of Assets and Liabilities.
A summary of the open futures contracts as of November 30, 2022, is included in a table following the Fund’s Investment Portfolio. For the six months ended November 30, 2022, the investment in futures contracts

DWS Strategic High Yield Tax-Free Fund	|	45

sold had a total notional value generally indicative of a range from approximately $29,863,000 to $58,775,000.
The following table summarizes the value of the Fund’s derivative instruments held as of November 30, 2022 and the related location in the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
Assets Derivative	Futures Contracts
Interest Rate Contracts (a)	$ 103,374
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative appreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.

Liability Derivative	Futures Contracts
Interest Rate Contracts (a)	$ (22,774)
The above derivative is located in the following Statement of Assets and Liabilities account:

(a)	Includes cumulative depreciation of futures contracts as disclosed in the Investment Portfolio. Unsettled variation margin is disclosed separately within the Statement of Assets and Liabilities.
Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended November 30, 2022 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Futures Contracts
Interest Rate Contracts (a)	$ 2,668,856
The above derivative is located in the following Statement of Operations account:

(a)	Net realized gain (loss) from futures contracts

Change in Net Unrealized Appreciation (Depreciation)	Futures Contracts
Interest Rate Contracts (a)	$ (78,914)
The above derivative is located in the following Statement of Operations account:

(a)	Change in net unrealized appreciation (depreciation) on futures contracts

46	|	DWS Strategic High Yield Tax-Free Fund

C.
Purchases and Sales of Securities
During the six months ended November 30, 2022, purchases and sales of investment securities (excluding short-term investments) aggregated $211,162,712 and $395,027,583, respectively.
D.
Related Parties
Management Agreement. Under the Investment Management Agreement with DWS Investment Management Americas, Inc. (“DIMA”  or the “Advisor” ), an indirect, wholly owned subsidiary of DWS Group GmbH & Co. KGaA (“DWS Group” ), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.
Under the Investment Management Agreement with the Advisor, the Fund pays a monthly management fee based on the average daily net assets of the Fund, computed and accrued daily and payable monthly, at the following annual rates:
First $300 million of the Fund’s average daily net assets	.455%
Next $200 million of such net assets	.405%
Next $500 million of such net assets	.380%
Next $500 million of such net assets	.360%
Next $500 million of such net assets	.350%
Over $2 billion of such net assets	.340%
Accordingly, for the six months ended November 30, 2022, the fee pursuant to the Investment Management Agreement was equivalent to an annualized rate (exclusive of any applicable waivers/reimbursements) of 0.424% of the Fund’s average daily net assets.
For the period from June 1, 2022 through September 30, 2023, the Advisor has contractually agreed to waive its fees and/or reimburse certain operating expenses of the Fund to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest expense) of each class as follows:
Class A	.85%
Class C	1.60%
Class S	.60%
Institutional Class	.60%

DWS Strategic High Yield Tax-Free Fund	|	47

For the six months ended November 30, 2022, fees waived and/or expenses reimbursed for each class are as follows:
Class A	$ 55,548
Class C	3,974
Class S	295,463
Institutional Class	60,808
$ 415,793
Administration Fee. Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Fund. For all services provided under the Administrative Services Agreement, the Fund pays the Advisor an annual fee (“Administration Fee” ) of 0.097% of the Fund’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended November 30, 2022, the Administration Fee was $304,160, of which $42,601 is unpaid.
Service Provider Fees. DWS Service Company (“DSC” ), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DSC and DST Systems, Inc. (“DST” ), DSC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DSC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended November 30, 2022, the amounts charged to the Fund by DSC were as follows:
Services to Shareholders	Total Aggregated	Unpaid at November 30, 2022
Class A	$ 3,589	$ 1,275
Class C	179	64
Class S	29,476	10,149
Institutional Class	376	112
	$ 33,620	$ 11,600
In addition, for the six months ended November 30, 2022, the amounts charged to the Fund for recordkeeping and other administrative services

48	|	DWS Strategic High Yield Tax-Free Fund

provided by unaffiliated third parties, included in the Statement of Operations under “Services to shareholders,”  were as follows:
Sub-Recordkeeping	Total Aggregated
Class A	$ 72,737
Class C	4,761
Class S	305,258
Institutional Class	74,957
$ 457,713
Distribution and Service Fees. Under the Fund’s Class C 12b-1 Plan, DWS Distributors, Inc. (“DDI” ), an affiliate of the Advisor, receives a fee (“Distribution Fee” ) of 0.75% of the average daily net assets of Class C shares. In accordance with the Fund’s Underwriting and Distribution Services Agreement, DDI enters into related selling group agreements with various firms at various rates for sales of Class C shares. For the six months ended November 30, 2022, the Distribution Fee was as follows:
Distribution Fee	Total Aggregated	Unpaid at November 30, 2022
Class C	$ 30,436	$ 4,586
In addition, DDI provides information and administrative services for a fee (“Service Fee” ) to Class A and C shareholders at an annual rate of up to 0.25% of the average daily net assets for each such class. DDI in turn has various agreements with financial services firms that provide these services and pays these fees based upon the assets of shareholder accounts the firms service. For the six months ended November 30, 2022, the Service Fee was as follows:
Service Fee	Total Aggregated	Unpaid at November 30, 2022	Annualized Rate
Class A	$ 203,650	$ 62,100.25%
Class C	10,123	3,110.25%
	$ 213,773	$ 65,210
Underwriting Agreement and Contingent Deferred Sales Charge. DDI is the principal underwriter for the Fund. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended November 30, 2022 aggregated $1,272.
In addition, DDI receives any contingent deferred sales charge (“CDSC” ) from Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. The CDSC is 1% of the value of the shares redeemed for Class C. For the six months ended November 30, 2022, the

DWS Strategic High Yield Tax-Free Fund	|	49

CDSC for Class C shares aggregated $625. A deferred sales charge of up to 1% is assessed on certain redemptions of Class A shares. For the six months ended November 30, 2022, DDI received $260 for Class A shares.
Other Service Fees. Under an agreement with the Fund, DIMA is compensated for providing regulatory filing services to the Fund. For the six months ended November 30, 2022, the amount charged to the Fund by DIMA included in the Statement of Operations under “Reports to shareholders”  aggregated $800, of which $590 is unpaid.
Trustees’ Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and to each committee Chairperson.
Transactions with Affiliates. The Fund may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is solely due to having a common investment adviser, common officers or common trustees. During the six months ended November 30, 2022, the Fund engaged in securities purchases of $106,625,000 and securities sales of $104,935,000 with a net gain (loss) on securities sales of $0, with affiliated funds in compliance with Rule 17a-7 under the 1940 Act.
E.
Investing in High-Yield Debt Securities
High-yield debt securities or junk bonds are generally regarded as speculative with respect to the issuer’s continuing ability to meet principal and interest payments. The Fund’s performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in the issuer not making timely payments of interest or principal, a security downgrade or an inability to meet a financial obligation. High-yield debt securities’ total return and yield may generally be expected to fluctuate more than the total return and yield of investment-grade debt securities. A real or perceived economic downturn or an increase in market interest rates could cause a decline in the value of high-yield debt securities, result in increased redemptions and/or result in increased portfolio turnover, which could result in a decline in net asset value of the Fund, reduce liquidity for certain investments and/or increase costs. High-yield debt securities are often thinly traded and can be more difficult to sell and value accurately than investment-grade debt securities as there may be no established secondary market. Investments in high yield debt securities could increase liquidity risk for the Fund. In addition, the market for high-yield debt securities can experience sudden and sharp volatility which is generally associated more with investments in stocks.
F.
Line of Credit
The Fund and other affiliated funds (the “Participants” ) share in a $375 million revolving credit facility provided by a syndication of banks. The Fund may borrow for temporary or emergency purposes, including

50	|	DWS Strategic High Yield Tax-Free Fund

the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee, which is allocated based on net assets, among each of the Participants. Interest is calculated at a daily fluctuating rate per annum equal to the sum of 0.10% plus the higher of the Federal Funds Effective Rate and the Overnight Bank Funding Rate, plus 1.25%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement. The Fund had no outstanding loans at November 30, 2022.
G.
Fund Share Transactions
The following table summarizes share and dollar activity in the Fund:
	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Dollars	Shares	Dollars
Shares sold
Class A	1,366,302	$ 14,169,181	2,137,131	$ 25,344,932
Class C	46,867	465,096	90,268	1,124,262
Class S	622,788	6,404,960	10,633,538	126,067,225
Institutional Class	4,149,307	42,449,772	6,799,561	82,914,981
		$ 63,489,009		$ 235,451,400
Shares issued to shareholders in reinvestment of distributions
Class A	267,631	$ 2,749,911	481,126	$ 5,835,839
Class C	11,041	113,495	22,113	269,098
Class S	555,055	5,718,182	1,315,480	16,004,272
Institutional Class	152,098	1,566,402	414,987	5,073,295
		$ 10,147,990		$ 27,182,504
Shares redeemed
Class A	(3,245,049)	$ (33,419,226)	(3,293,737)	$ (39,069,026)
Class C	(174,557)	(1,819,612)	(404,688)	(4,860,283)
Class S	(10,856,242)	(112,138,354)	(20,259,024)	(237,224,768)
Institutional Class	(7,744,597)	(80,183,078)	(12,588,738)	(150,906,752)
		$ (227,560,270)		$ (432,060,829)

DWS Strategic High Yield Tax-Free Fund	|	51

	Six Months Ended November 30, 2022		Year Ended May 31, 2022
	Shares	Dollars	Shares	Dollars
Net increase (decrease)
Class A	(1,611,116)	$ (16,500,134)	(675,480)	$ (7,888,255)
Class C	(116,649)	(1,241,021)	(292,307)	(3,466,923)
Class S	(9,678,399)	(100,015,212)	(8,310,006)	(95,153,271)
Institutional Class	(3,443,192)	(36,166,904)	(5,374,190)	(62,918,476)
		$ (153,923,271)		$ (169,426,925)
H.
Other — COVID-19 Pandemic
A novel coronavirus known as COVID-19, declared a pandemic by the World Health Organization, which at times has caused significant uncertainty, market volatility, decreased economic and other activity, increased government activity, including economic stimulus measures, and supply chain interruptions. The full effects, duration and costs of the COVID-19 pandemic are impossible to predict, and the circumstances surrounding the COVID-19 pandemic will continue to evolve, including the risk of future increased rates of infection due to significant portions of the population remaining unvaccinated and/or the lack of effectiveness of current vaccines against new variants. The pandemic has affected and may continue to affect certain countries, industries, economic sectors, companies and investment products more than others, may exacerbate existing economic, political, or social tensions and may increase the probability of an economic recession or depression. The Fund and its investments may be adversely affected by the effects of the COVID-19 pandemic. Management will continue to monitor the impact COVID-19 has on the Fund and reflect the consequences as appropriate in the Fund’s accounting and financial reporting.

52	|	DWS Strategic High Yield Tax-Free Fund

Information About Your Fund’s Expenses
As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads) and account maintenance fees, which are not shown in this section. The following tables are intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. In the most recent six-month period, the Fund limited these expenses; had it not done so, expenses would have been higher. The example in the table is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (June 1, 2022 to November 30, 2022).
The tables illustrate your Fund’s expenses in two ways:
—
Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses (but not transaction costs) paid on a $1,000 investment in the Fund using the Fund’s actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Expenses Paid per $1,000”  line under the share class you hold.
—
Hypothetical 5% Fund Return. This helps you to compare your Fund’s ongoing expenses (but not transaction costs) with those of other mutual funds using the Fund’s actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs. The “Expenses Paid per $1,000”  line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expense of owning different funds. Subject to certain exceptions, an account maintenance fee of $20.00 assessed once per calendar year for Classes A, C and S shares may apply for accounts with balances less than $10,000. This fee is not included in these tables. If it was, the estimate of expenses paid for Classes A, C and S shares during the period would be higher, and account value during the period would be lower, by this amount.

DWS Strategic High Yield Tax-Free Fund	|	53

Expenses and Value of a $1,000 Investment
for the six months ended November 30, 2022 (Unaudited)

Actual Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/22	$945.40	$941.90	$946.70	$946.70
Expenses Paid per $1,000*	$4.39	$8.03	$3.17	$3.17
Hypothetical 5% Fund Return	Class A	Class C	Class S	Institutional Class
Beginning Account Value 6/1/22	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 11/30/22	$1,020.56	$1,016.80	$1,021.81	$1,021.81
Expenses Paid per $1,000*	$4.56	$8.34	$3.29	$3.29

*
Expenses are equal to the Fund’s annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 183 (the number of days in the most recent six-month period), then divided by 365.

Annualized Expense Ratios	Class A	Class C	Class S	Institutional Class
DWS Strategic High Yield Tax-Free Fund†	.90%	1.65%	.65%	.65%

†	Includes interest expense and fees on short-term floating rate notes issued in conjunction with inverse floating rate securities of 0.05% for each class.
For more information, please refer to the Fund’s prospectus.
For an analysis of the fees associated with an investment in the Fund or similar funds, please refer to tools.finra.org/fund_analyzer/.

54	|	DWS Strategic High Yield Tax-Free Fund

Advisory Agreement Board Considerations and Fee Evaluation
The Board of Trustees (hereinafter referred to as the “Board”  or “Trustees” ) approved the renewal of DWS Strategic High Yield Tax-Free Fund’s (the “Fund” ) investment management agreement (the “Agreement” ) with DWS Investment Management Americas, Inc. (“DIMA” ) in September 2022.
In terms of the process that the Board followed prior to approving the Agreement, shareholders should know that:
—
During the entire process, all of the Fund’s Trustees were independent of DIMA and its affiliates (the “Independent Trustees” ).
—
The Board met frequently during the past year to discuss fund matters and dedicated a substantial amount of time to contract review matters. Over the course of several months, the Board reviewed extensive materials received from DIMA, independent third parties and independent counsel. These materials included an analysis of the Fund’s performance, fees and expenses, and profitability from a fee consultant retained by the Fund’s Independent Trustees (the “Fee Consultant” ).
—
The Board also received extensive information throughout the year regarding performance of the Fund.
—
The Independent Trustees regularly met privately with counsel to discuss contract review and other matters. In addition, the Independent Trustees were advised by the Fee Consultant in the course of their review of the Fund’s contractual arrangements and considered a comprehensive report prepared by the Fee Consultant in connection with their deliberations.
—
In connection with reviewing the Agreement, the Board also reviewed the terms of the Fund’s Rule 12b-1 plan, distribution agreement, administrative services agreement, transfer agency agreement and other material service agreements.
In connection with the contract review process, the Board considered the factors discussed below, among others. The Board also considered that DIMA and its predecessors have managed the Fund since its inception, and the Board believes that a long-term relationship with a capable, conscientious advisor is in the best interests of the Fund. The Board considered, generally, that shareholders chose to invest or remain invested in the Fund knowing that DIMA managed the Fund. DIMA is part of DWS Group GmbH & Co. KGaA (“DWS Group” ). DWS Group is a global asset management business that offers a wide range of investing expertise and resources, including research capabilities in many countries throughout the world. In 2018, approximately 20% of DWS Group’s

DWS Strategic High Yield Tax-Free Fund	|	55

shares were sold in an initial public offering, with Deutsche Bank AG owning the remaining shares.
As part of the contract review process, the Board carefully considered the fees and expenses of each DWS fund overseen by the Board in light of the fund’s performance. In many cases, this led to the negotiation and implementation of expense caps.
While shareholders may focus primarily on fund performance and fees, the Fund’s Board considers these and many other factors, including the quality and integrity of DIMA’s personnel and administrative support services provided by DIMA, such as back-office operations, fund valuations, and compliance policies and procedures.
Nature, Quality and Extent of Services. The Board considered the terms of the Agreement, including the scope of advisory services provided under the Agreement. The Board noted that, under the Agreement, DIMA provides portfolio management services to the Fund and that, pursuant to a separate administrative services agreement, DIMA provides administrative services to the Fund. The Board considered the experience and skills of senior management and investment personnel and the resources made available to such personnel. The Board also considered the risks to DIMA in sponsoring or managing the Fund, including financial, operational and reputational risks, the potential economic impact to DIMA from such risks and DIMA’s approach to addressing such risks. The Board reviewed the Fund’s performance over short-term and long-term periods and compared those returns to various agreed-upon performance measures, including market index(es) and a peer universe compiled using information supplied by Morningstar Direct (“Morningstar” ), an independent fund data service. The Board also noted that it has put into place a process of identifying “Funds in Review”  (e.g., funds performing poorly relative to a peer universe), and receives additional reporting from DIMA regarding such funds and, where appropriate, DIMA’s plans to address underperformance. The Board believes this process is an effective manner of identifying and addressing underperforming funds. Based on the information provided, the Board noted that, for the one-, three- and five-year periods ended December 31, 2021, the Fund’s performance (Class A shares) was in the 2nd quartile, 3rd quartile and 4th quartile, respectively, of the applicable Morningstar universe (the 1st quartile being the best performers and the 4th quartile being the worst performers). The Board also observed that the Fund has outperformed its benchmark in the one-, three- and five-year periods ended December 31, 2021.
Fees and Expenses. The Board considered the Fund’s investment management fee schedule, operating expenses and total expense ratios, and comparative information provided by Broadridge Financial Solutions, Inc. (“Broadridge” ) and the Fee Consultant regarding investment management fee rates paid to other investment advisors by similar funds

56	|	DWS Strategic High Yield Tax-Free Fund

(1st quartile being the most favorable and 4th quartile being the least favorable). With respect to management fees paid to other investment advisors by similar funds, the Board noted that the contractual fee rates paid by the Fund, which include a 0.097% fee paid to DIMA under the Fund’s administrative services agreement, were higher than the median (3rd quartile) of the applicable Broadridge peer group (based on Broadridge data provided as of December 31, 2021). The Board noted that the Fund’s Class A shares total (net) operating expenses (excluding 12b-1 fees) were expected to be higher than the median (3rd quartile) of the applicable Broadridge expense universe (based on Broadridge data provided as of December 31, 2021, and analyzing Broadridge expense universe Class A (net) expenses less any applicable 12b-1 fees) (“Broadridge Universe Expenses” ). The Board also reviewed data comparing each other operational share class’s total (net) operating expenses to the applicable Broadridge Universe Expenses. The Board noted that the expense limitations agreed to by DIMA were expected to help the Fund’s total (net) operating expenses remain competitive. The Board considered the Fund’s management fee rate as compared to fees charged by DIMA to comparable DWS U.S. registered funds (“DWS Funds” ) and considered differences between the Fund and the comparable DWS Funds. The information requested by the Board as part of its review of fees and expenses also included information about institutional accounts (including any sub-advised funds and accounts) and funds offered primarily to European investors (“DWS Europe Funds” ) managed by DWS Group. The Board noted that DIMA indicated that DWS Group does not manage any institutional accounts or DWS Europe Funds comparable to the Fund.
On the basis of the information provided, the Board concluded that management fees were reasonable and appropriate in light of the nature, quality and extent of services provided by DIMA.
Profitability. The Board reviewed detailed information regarding revenues received by DIMA under the Agreement. The Board considered the estimated costs to DIMA, and pre-tax profits realized by DIMA, from advising the DWS Funds, as well as estimates of the pre-tax profits attributable to managing the Fund in particular. The Board also received information regarding the estimated enterprise-wide profitability of DIMA and its affiliates with respect to all fund services in totality and by fund. The Board and the Fee Consultant reviewed DIMA’s methodology in allocating its costs to the management of the Fund. Based on the information provided, the Board concluded that the pre-tax profits realized by DIMA in connection with the management of the Fund were not unreasonable. The Board also reviewed certain publicly available information regarding the profitability of certain similar investment management firms. The Board noted that, while information regarding the profitability of such firms is limited (and in some cases is not necessarily

DWS Strategic High Yield Tax-Free Fund	|	57

prepared on a comparable basis), DIMA and its affiliates’ overall profitability with respect to the DWS Funds (after taking into account distribution and other services provided to the funds by DIMA and its affiliates) was lower than the overall profitability levels of most comparable firms for which such data was available.
Economies of Scale. The Board considered whether there are economies of scale with respect to the management of the Fund and whether the Fund benefits from any economies of scale. The Board noted that the Fund’s investment management fee schedule includes fee breakpoints. The Board concluded that the Fund’s fee schedule represents an appropriate sharing between the Fund and DIMA of such economies of scale as may exist in the management of the Fund at current asset levels.
Other Benefits to DIMA and Its Affiliates. The Board also considered the character and amount of other incidental or “fall-out”  benefits received by DIMA and its affiliates, including any fees received by DIMA for administrative services provided to the Fund, any fees received by an affiliate of DIMA for transfer agency services provided to the Fund and any fees received by an affiliate of DIMA for distribution services. The Board also considered benefits to DIMA related to brokerage and soft-dollar allocations, including allocating brokerage to pay for research generated by parties other than the executing broker dealers, which pertain primarily to funds investing in equity securities. In addition, the Board considered the incidental public relations benefits to DIMA related to DWS Funds advertising and cross-selling opportunities among DIMA products and services. The Board considered these benefits in reaching its conclusion that the Fund’s management fees were reasonable.
Compliance. The Board considered the significant attention and resources dedicated by DIMA to its compliance processes in recent years. The Board noted in particular (i) the experience, seniority and time commitment of the individuals serving as DIMA’s and the Fund’s chief compliance officers and (ii) the substantial commitment of resources by DIMA and its affiliates to compliance matters, including the retention of compliance personnel.
Based on all of the information considered and the conclusions reached, the Board determined that the continuation of the Agreement is in the best interests of the Fund. In making this determination, the Board did not give particular weight to any single factor identified above. The Board considered these factors over the course of numerous meetings, certain of which were in executive session with only the Independent Trustees and counsel present. It is possible that individual Independent Trustees may have weighed these factors differently in reaching their individual decisions to approve the continuation of the Agreement.

58	|	DWS Strategic High Yield Tax-Free Fund

Account Management Resources

For More Information
The automated telephone system allows you to access personalized account information and obtain information on other DWS funds using either your voice or your telephone keypad. Certain account types within Classes A, C and S also have the ability to purchase, exchange or redeem shares using this system.

For more information, contact your financial representative. You may also access our automated telephone system or speak with a Shareholder Service representative by calling: (800) 728-3337
Web Site	dws.com View your account transactions and balances, trade shares, monitor your asset allocation, subscribe to fund and account updates by e-mail, and change your address, 24 hours a day.
Obtain prospectuses and applications, news about DWS funds, insight from DWS economists and investment specialists and access to DWS fund account information.
Written Correspondence	DWS PO Box 219151 Kansas City, MO 64121-9151
Proxy Voting
The Fund’s policies and procedures for voting proxies for portfolio securities and information about how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 are available on our Web site —
dws.com/en-us/resources/proxy-voting — or on the SEC’s Web site
— sec.gov. To obtain a written copy of the Fund’s policies and procedures without charge, upon request, call us toll free at
(800) 728-3337.

Portfolio Holdings
Following the Fund’s fiscal first and third quarter-end, a complete portfolio holdings listing is posted on dws.com, and is available free of charge by contacting your financial intermediary, or if you are a direct investor, by calling (800) 728-3337. In addition, the portfolio holdings listing is filed with SEC on the Fund’s Form N-PORT and will be available on the SEC’s Web site at sec.gov. Additional portfolio holdings for the Fund are also posted on dws.com from time to time.
Please see the Fund’s current prospectus for more information.

Principal Underwriter	If you have questions, comments or complaints, contact: DWS Distributors, Inc. 222 South Riverside Plaza Chicago, IL 60606-5808 (800) 621-1148

DWS Strategic High Yield Tax-Free Fund	|	59

Investment Management
DWS Investment Management Americas, Inc. (“DIMA”  or the
“Advisor”  ), which is part of the DWS Group GmbH & Co. KGaA
(“DWS Group” ), is the investment advisor for the Fund. DIMA and its predecessors have more than 90 years of experience managing
mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients. DIMA is an indirect, wholly owned subsidiary of DWS Group.

DWS Group is a global organization that offers a wide range of investing expertise and resources, including hundreds of portfolio managers and analysts and an office network that reaches the world’s major investment centers. This well-resourced global investment platform brings together a wide variety of experience and investment insight across industries, regions, asset classes and investing styles.

	Class A	Class C	Class S	Institutional Class
Nasdaq Symbol	NOTAX	NOTCX	SHYTX	NOTIX
CUSIP Number	25158T 103	25158T 301	25158T 400	25158T 509
Fund Number	152	352	2008	512

60	|	DWS Strategic High Yield Tax-Free Fund

Notes

Notes

Notes

DSHYTFF-3
(R-025438-12 1/23)

(b) Not applicable

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Keith R. Fox, DWS Funds Board Chair, c/o Thomas R. Hiller, Ropes & Gray LLP, Prudential Tower, 800 Boylston Street, Boston, MA 02199-3600.

ITEM 11.	CONTROLS AND PROCEDURES

	(a)	The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

	(b)	There have been no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

ITEM 13.	EXHIBITS

	(a)(1)	Not applicable

	(a)(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax-Free Fund, a series of Deutsche DWS Municipal Trust

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/27/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Hepsen Uzcan Hepsen Uzcan President

Date:	1/27/2023

By:	/s/Diane Kenneally Diane Kenneally Chief Financial Officer and Treasurer

Date:	1/27/2023